Note 07 - Inventories, Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Inventories, Additional Information
Recognized loss due to oil price variation, classified as other operating expense	$ 333	$ 308